Operating Segment Information - Schedule of Segment Profit by Operating Segment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue recognized at a point in time	€ 5		€ 6	€ 2,399
Revenue recognized over time				716
Revenue	5		6	3,115
Cost of Sales
Gross Profit	5		6	3,115
Research & Development expenses	(21,522)		(25,196)	(23,577)
General & Administrative expenses	(9,315)		(9,070)	(10,387)
Change in fair value of contingent consideration	9,228		433	(5,604)
Net Other income/(loss)	4,617		4,948	(1,717)
Operating Loss	(16,987)		(28,879)	(38,170)
Net financial income/(loss)	(217)		239	742
Loss before taxes	(17,204)		(28,640)	(37,428)
Income Taxes			8
Profit (Loss) for the year	(17,204)	[1]	(28,632)	(37,427)
Cardiology [member]
Disclosure of operating segments [line items]
Revenue recognized at a point in time	5		6	2,399
Revenue	5		6	2,399
Cost of Sales
Gross Profit	5		6	2,399
Research & Development expenses	(124)		(146)	(375)
Net Other income/(loss)	(2)		63	(686)
Operating Loss	(121)		(78)	1,338
Net financial income/(loss)	(33)		212
Loss before taxes	(154)		134	1,338
Income Taxes	0
Profit (Loss) for the year	(154)		134	1,338
Immuno-oncology [member]
Disclosure of operating segments [line items]
Revenue				716
Cost of Sales
Gross Profit				716
Research & Development expenses	(21,398)		(25,049)	(23,202)
Change in fair value of contingent consideration	9,228		433	(5,604)
Net Other income/(loss)	4,582		4,795	(1,161)
Operating Loss	(7,589)		(19,821)	(29,251)
Net financial income/(loss)	(182)		(183)
Loss before taxes	(7,771)		(20,005)	(29,251)
Profit (Loss) for the year	(7,771)		(20,005)	(29,251)
Corporate [member]
Disclosure of operating segments [line items]
Cost of Sales
General & Administrative expenses	(9,315)		(9,070)	(10,387)
Net Other income/(loss)	38		90	130
Operating Loss	(9,277)		(8,979)	(10,257)
Net financial income/(loss)	(3)		211	742
Loss before taxes	(9,280)		(8,769)	(9,515)
Income Taxes			8
Profit (Loss) for the year	€ (9,280)		€ (8,761)	€ (9,515)

[1]	For 2020, 2019 and 2018, the Company does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.